Accounts Receivable - Summary of Account Receivables, Net of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 179,967		¥ 255,251
Less: allowance for doubtful accounts	(1,673)		(4,584)
Accounts receivable, net	¥ 178,294	$ 25,112	¥ 250,667